Other Liabilities	3 Months Ended
Jan. 31, 2025
Other Liabilities [Abstract]
Other Liabilities
NOTE 10: OTHER LIABILITIES
Other Liabilities
(millions of Canadian dollars)
As at

January 31 October 31
2025 2024
Accounts payable, accrued expenses, and

other items
$ 8,130 $ 7,706
Accrued interest 5,087 5,559
Accrued salaries and employee benefits 4,080 5,386
Cheques and other items in transit 1,326 –
Current income tax payable 113 67
Deferred tax liabilities 358 300
Defined benefit liability 1,387 1,380
Lease liabilities 5,198 5,013
Liabilities related to structured entities 23,113 22,792
Provisions

(Note 17)
1,379 3,675
Total $ 50,171 $ 51,878